Provisions - Performance Guarantees - Outstanding Exposures (Details) - Performance guarantees [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Exposure as at beginning of period	$ 2,232,682	$ 2,220,828
Net change on exposures	84,753	(22,811)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments	(34,045)	34,665
Exposure as at ending of period	2,283,390	2,232,682
Stage 1 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	1,685,980	1,803,358
Net change on exposures	129,463	(6,282)
Transfer to Stage 1	249,755	189,344
Transfer to Stage 2	(229,813)	(332,091)
Transfer to Stage 3	(74)	(13)
Foreign exchange adjustments	(30,937)	31,664
Exposure as at ending of period	1,804,374	1,685,980
Stage 1 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	54,523	46,416
Net change on exposures	(10,568)	8,008
Transfer to Stage 1	18,249	10,346
Transfer to Stage 2	(17,111)	(9,034)
Transfer to Stage 3	(729)	(1,304)
Foreign exchange adjustments	(39)	91
Exposure as at ending of period	44,325	54,523
Stage 2 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	485,075	365,137
Net change on exposures	(38,887)	(23,779)
Transfer to Stage 1	(249,755)	(189,279)
Transfer to Stage 2	230,906	332,365
Transfer to Stage 3	(3,884)	(2,256)
Foreign exchange adjustments	(3,028)	2,887
Exposure as at ending of period	420,427	485,075
Stage 2 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	3,544	3,741
Net change on exposures	8,898	1,963
Transfer to Stage 1	(18,092)	(10,258)
Transfer to Stage 2	17,417	9,067
Transfer to Stage 3	(792)	(975)
Foreign exchange adjustments	(5)	6
Exposure as at ending of period	10,970	3,544
Stage 3 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	2,310	1,162
Net change on exposures	(2,950)	(786)
Transfer to Stage 1		(65)
Transfer to Stage 2	(1,093)	(274)
Transfer to Stage 3	3,958	2,269
Foreign exchange adjustments	(31)	4
Exposure as at ending of period	2,194	2,310
Stage 3 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	1,250	1,014
Net change on exposures	(1,203)	(1,935)
Transfer to Stage 1	(157)	(88)
Transfer to Stage 2	(306)	(33)
Transfer to Stage 3	1,521	2,279
Foreign exchange adjustments	(5)	13
Exposure as at ending of period	$ 1,100	$ 1,250